United States

 Securities and Exchange Commission

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor

 Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Karen Gilomen, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

 (Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2018

Item 1. Reports to Stockholders.

Table of Contents

June 30, 2018

Small Company Growth Fund
Portfolio of Investments Summary Table	1
Portfolio of Investments	2
Growth Fund
Portfolio of Investments Summary Table	5
Portfolio of Investments	6
Balanced Fund
Portfolio of Investments Summary Table	9
Portfolio of Investments	10
Government Bond Fund
Portfolio of Investments Summary Table	15
Portfolio of Investments	16
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Tactical Opportunity Fund
Portfolio of Investments Summary Table	28
Portfolio of Investments	29
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	38
Notes to Financial Statements	44
Shareholder Expense Example	56
Board Review of Advisory Contract	57
Additional Information	60
Glossary of Terms	61

June 30, 2018 » Semi-Annual Report

Portfolio of Investments Summary Table

June 30, 2018 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	93.3%
SHORT TERM INVESTMENTS(2)	4.4%
EXCHANGE TRADED FUNDS	2.0%
OTHER ASSETS AND LIABILITIES - NET(3)	0.3%
TOTAL NET ASSETS	100.0%

At June 30, 2018, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	31.1%
Information Technology	20.0%
Health Care	15.8%
Financials	15.2%
Consumer Discretionary	6.2%
Materials	3.1%
Exchange Traded Funds	2.0%
Energy	1.3%
Consumer Staples	0.6%
Equity Portfolio Sub-Total	95.3%
Short Term Investments(2)	4.4%
Other Assets and Liabilities - Net(3)	0.3%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2018	1

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.3%
CONSUMER DISCRETIONARY-6.2%
	Apparel Retail-2.1%
40,000	Foot Locker, Inc.	$2,106,000

	Apparel, Accessories & Luxury Goods-0.7%
6,978	Carter's, Inc.	756,345

	Automotive Retail-1.7%
18,767	Lithia Motors, Inc., Class A	1,774,795

	Casinos & Gaming-0.6%
17,897	Boyd Gaming Corp.	620,310

	Home Furnishing & Retail-0.2%
7,600	Sleep Number Corp.(1)	220,552

	Home Improvement Retail-0.4%
8,800	Floor & Decor Holdings, Inc., Class A(1)	434,104

	Hotels, Resorts & Cruise Lines-0.5%
11,620	Wyndham Destinations, Inc.	514,417

TOTAL CONSUMER DISCRETIONARY		6,426,523

CONSUMER STAPLES-0.6%
	Packaged Foods & Meats-0.6%
23,989	Freshpet, Inc.(1)	658,498

TOTAL CONSUMER STAPLES		658,498

ENERGY-1.3%
	Oil & Gas Exploration & Production-1.3%
20,750	Callon Petroleum Co.(1)	222,855
12,613	PDC Energy, Inc.(1)	762,456
35,495	QEP Resources, Inc.(1)	435,169
		1,420,480
TOTAL ENERGY		1,420,480

FINANCIALS-15.2%
	Asset Management & Custody Banks -1.2%
28,529	Federated Investors, Inc., Class B	665,296
54,780	Victory Capital Holdings, Inc., Class A(1)	579,572
		1,244,868
Shares/Principal Amount		Value
	Investment Banking & Brokerage-2.8%
56,020	Stifel Financial Corp.	$2,927,045

	Life & Health Insurance-1.3%
34,337	Trupanion, Inc.(1)	1,325,408

	Regional Banks-9.9%
13,912	Ameris Bancorp	742,205
25,837	Associated Banc-Corp.	705,350
30,627	BancorpSouth Bank	1,009,160
16,169	Banner Corp.	972,242
33,985	CenterState Bank Corp.	1,013,433
33,762	First Bancorp/Southern Pines, NC	1,381,203
34,078	Fulton Financial Corp.	562,287
20,124	MB Financial, Inc.	939,791
52,504	Old National Bancorp	976,574
11,747	South State Corp.	1,013,179
28,160	Trustmark Corp.	918,861
		10,234,285
TOTAL FINANCIALS		15,731,606

HEALTH CARE-15.8%
	Biotechnology-0.5%
44,772	CareDx, Inc.(1)	548,009

	Health Care Equipment-3.9%
33,228	Hill-Rom Holdings, Inc.	2,902,134
17,206	Integra LifeSciences Holdings Corp.(1)	1,108,238

		4,010,372
	Health Care Supplies-2.4%
30,666	Neogen Corp.(1)	2,459,107

	Health Care Technology-3.2%
208,457	Allscripts Healthcare Solutions, Inc.(1)	2,501,484
4,860	athenahealth, Inc.(1)	773,420
		3,274,904
	Life Sciences Tools & Services-5.8%
14,284	Charles River Laboratories International, Inc.(1)	1,603,522

16,787	ICON PLC(1)	2,224,781
42,935	Syneos Health, Inc.(1)	2,013,652
		5,841,955
TOTAL HEALTH CARE		16,134,347

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
INDUSTRIALS- 31.1%
	Aerospace & Defense-6.2%
62,330	Hexcel Corp.	$4,137,465
29,246	Moog, Inc., Class A	2,280,018
		6,417,483
	Air Freight & Logistics-3.4%
36,532	Atlas Air Worldwide Holdings, Inc.(1)	2,619,344
16,082	Forward Air Corp.	950,125
		3,569,469
	Airlines-2.0%
14,650	Allegiant Travel Co.	2,035,618

	Building Products-4.2%
44,987	AAON, Inc.	1,495,818
14,065	Lennox International, Inc.	2,815,110
		4,310,928
	Construction & Engineering-3.4%
104,774	Quanta Services, Inc.(1)	3,499,452

	Construction Machinery & Heavy Trucks-2.8%
24,599	Meritor, Inc.(1)	506,001
156,445	Spartan Motors, Inc.	2,362,320
		2,868,321
	Diversified Support Services-1.0%
5,861	UniFirst Corp.	1,036,811

	Environmental & Facilities Services- 1.3%
19,906	Stericycle, Inc.(1)	1,299,663

	Industrial Machinery-0.8%
10,066	Watts Water Technologies, Inc., Class A	789,174

	Security & Alarm Services-0.9%
104,984	ADT, Inc.	908,112

	Trading Companies & Distributors-1.9%
28,254	BMC Stock Holdings, Inc.(1)	589,096
8,723	United Rentals, Inc.(1)	1,287,689
		1,876,785
	Trucking-3.2%
104,156	Daseke, Inc.(1)	1,034,269
20,528	Ryder System, Inc.	1,475,142
20,597	Werner Enterprises, Inc.	773,417
		3,282,828
TOTAL INDUSTRIALS		31,894,644
Shares/Principal Amount		Value
INFORMATION	TECHNOLOGY-20.0%
	Electronic Equipment & Instruments-1.3%
17,549	OSI Systems, Inc.(1)	$1,357,064

	Internet Software & Services-0.9%
67,622	Quotient Technology, Inc.(1)	885,848

	Semiconductor Equipment-1.3%
35,921	Teradyne, Inc.	1,367,512

	Semiconductors-6.3%
194,346	Cypress Semiconductor Corp.	3,027,911
78,985	Integrated Device Technology, Inc.(1)	2,518,042
75,658	Rambus, Inc.(1)	948,751
		6,494,704
	Systems Software-4.4%
70,650	FireEye, Inc.(1)	1,087,304
14,993	Qualys, Inc.(1)	1,263,910
47,362	Rapid7, Inc.(1)	1,336,556
7,929	Tableau Software, Inc., Class A(1)	775,060
		4,462,830
	Technology Distributors-1.3%
13,503	SYNNEX Corp.	1,303,175

	Technology Hardware, Storage & Peripherals- 4.5%
12,536	NCR Corp.(1)	375,829
176,946	Pure Storage, Inc., Class A(1)	4,225,470
		4,601,299
TOTAL INFORMATION TECHNOLOGY		20,472,432

MATERIALS-3.1%
	Fertilizers & Agricultural Chemicals-0.8%
9,363	Scotts Miracle-Gro Co.	778,627

	Forest Products-2.3%
87,405	Louisiana-Pacific Corp.	2,379,164

TOTAL MATERIALS		3,157,791

TOTAL COMMON STOCKS
(Cost $63,376,708)		95,896,321

EXCHANGE TRADED FUNDS-2.0%
24,612	iShares Core S&P Small-Cap ETF	2,054,118

Semi-Annual Report | June 30, 2018	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount	Value
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,072,441)	$2,054,118

SHORT TERM INVESTMENTS-4.4%
Mutual Funds-4.4%
4,572,479	Federated Government Obligations Fund 7-Day Yield 1.766% (at net asset value)	4,572,479

TOTAL SHORT TERM INVESTMENTS
(Cost $4,572,479)	4,572,479

TOTAL INVESTMENTS-99.7%
(Cost $70,021,628)	102,522,918
OTHER ASSETS AND LIABILITIES-NET(2)-0.3%	292,068
NET ASSETS-100.0%	$102,814,986

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2018 (Unaudited)	WesMark Growth Fund

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	93.7%
SHORT TERM INVESTMENTS(2)	4.2%
EXCHANGE TRADED FUNDS	2.1%
OTHER ASSETS AND LIABILITIES - NET(3)	0.0%(4)
TOTAL NET ASSETS	100.0%

At June 30, 2018, the Fund's Sector composition(5) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	27.5%
Consumer Discretionary	17.1%
Health Care	16.6%
Industrials	10.9%
Financials	10.7%
Energy	4.2%
Consumer Staples	4.1%
Materials	2.6%
Exchange Traded Funds	2.1%
Equity Portfolio Sub-Total	95.8%
Short Term Investments(2)	4.2%
Other Assets and Liabilities - Net(3)	0.0%(4)
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	Amount represents less than 0.05% of net assets.

(5)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2018	5

Portfolio of Investments

WesMark Growth Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.7%
CONSUMER DISCRETIONARY-17.1%
	Apparel Retail-0.7%
25,000	TJX Cos., Inc.	$2,379,500

	Auto Parts & Equipment-5.2%
40,000	Aptiv PLC	3,665,200
88,000	BorgWarner, Inc.	3,798,080
30,000	Lear Corp.	5,574,300
78,000	Magna International, Inc.	4,534,140
		17,571,720
	General Merchandise Stores-2.0%
78,000	Dollar Tree, Inc.(1)	6,630,000

	Home Improvement Retail-2.0%
34,000	Home Depot, Inc.	6,633,400

	Internet & Direct Marketing Retail-4.7%
9,300	Amazon.com, Inc.(1)	15,808,140

	Movies & Entertainment-1.2%
40,000	Walt Disney Co.	4,192,400

	Restaurants-1.3%
75,000	Restaurant Brands International, Inc.	4,522,500

TOTAL CONSUMER DISCRETIONARY		57,737,660

CONSUMER STAPLES-4.1%
	Distillers & Vintners-2.3%
36,000	Constellation Brands, Inc., Class A	7,879,320

	Packaged Foods & Meats-1.8%
75,000	Mondelez International, Inc., Class A	3,075,000
45,000	Tyson Foods, Inc., Class A	3,098,250
		6,173,250
TOTAL CONSUMER STAPLES		14,052,570

ENERGY-4.2%
	Oil & Gas Equipment & Services-1.3%
100,000	Halliburton Co.	4,506,000

	Oil & Gas Exploration & Production-2.9%
65,000	Continental Resources, Inc.(1)	4,209,400
25,000	Diamondback Energy, Inc.	3,289,250
Shares/Principal Amount		Value
20,000	EOG Resources, Inc.	$2,488,600
		9,987,250
TOTAL ENERGY		14,493,250

FINANCIALS-10.7%
	Asset Management & Custody Banks-2.4%
16,450	BlackRock, Inc.	8,209,208

	Consumer Finance-1.6%
59,700	Capital One Financial Corp.	5,486,430

	Diversified Banks-2.1%
125,000	Wells Fargo & Co.	6,930,000

	Investment Banking & Brokerage-1.4%
100,000	Morgan Stanley	4,740,000

	Property & Casualty Insurance-1.7%
44,000	Chubb, Ltd.	5,588,880

	Regional Banks-1.5%
100,000	BB&T Corp.	5,044,000

TOTAL FINANCIALS		35,998,518

HEALTH CARE-16.6%
	Biotechnology-2.8%
35,000	Amgen, Inc.	6,460,650
36,000	Celgene Corp.(1)	2,859,120
		9,319,770
	Health Care Equipment-2.0%
110,000	Abbott Laboratories	6,708,900

	Life Sciences Tools & Services-3.1%
62,500	Iqvia Holdings, Inc.(1)	6,238,750
21,000	Thermo Fisher Scientific, Inc.	4,349,940
		10,588,690
	Managed Health Care-3.6%
50,000	UnitedHealth Group, Inc.	12,267,000

	Pharmaceuticals-5.1%
28,250	Johnson & Johnson	3,427,855
57,000	Merck & Co., Inc.	3,459,900
125,000	Zoetis, Inc.	10,648,750
		17,536,505
TOTAL HEALTH CARE		56,420,865

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
INDUSTRIALS-10.9%
	Aerospace & Defense-4.9%
12,100	Boeing Co.	$4,059,671
49,300	Raytheon Co.	9,523,774
34,000	Spirit AeroSystems Holdings, Inc., Class A	2,920,940
		16,504,385
	Air Freight & Logistics-2.6%
38,000	FedEx Corp.	8,628,280

	Industrial Conglomerates-1.1%
25,000	Honeywell International, Inc.	3,601,250

	Industrial Machinery-1.2%
25,500	Parker-Hannifin Corp.	3,974,175

	Trucking-1.1%
100,000	Knight-Swift Transportation Holdings, Inc.	3,821,000

TOTAL INDUSTRIALS		36,529,090

INFORMATION TECHNOLOGY-27.5%
	Application Software-4.9%
20,000	Adobe Systems, Inc.(1)	4,876,200
63,000	salesforce.com, Inc.(1)	8,593,200
30,000	SAP SE, Sponsored ADR	3,469,800
		16,939,200
	Data Processing & Outsourced Services-5.0%
38,600	Mastercard, Inc., Class A	7,585,672
42,000	PayPal Holdings, Inc.(1)	3,497,340
75,000	Worldpay, Inc., Class A(1)	6,133,500
		17,216,512
	Internet Software & Services-6.0%
20,000	Alibaba Group Holding, Ltd., Sponsored ADR(1)	3,710,600
6,000	Alphabet, Inc., Class A(1)	6,775,140
3,016	Alphabet, Inc., Class C(1)	3,364,800
33,500	Facebook, Inc., Class A(1)	6,509,720
		20,360,260
	IT Consulting & Other Services-0.8%
35,000	DXC Technology Co.	2,821,350

	Semiconductors-3.9%
31,211	Broadcom, Ltd.	7,573,037
58,000	Skyworks Solutions, Inc.	5,605,700
		13,178,737
Shares/Principal Amount		Value
	Systems Software-3.1%
50,000	Microsoft Corp.	$4,930,500
123,000	Oracle Corp.	5,419,380
		10,349,880
	Technology Hardware, Storage & Peripherals- 3.8%
70,000	Apple, Inc.	12,957,700

TOTAL INFORMATION TECHNOLOGY		93,823,639

MATERIALS-2.6%
	Fertilizers & Agricultural Chemicals-1.2%
45,000	FMC Corp.	4,014,450

	Specialty Chemicals-1.4%
45,000	PPG Industries, Inc.	4,667,850

TOTAL MATERIALS		8,682,300

TOTAL COMMON STOCKS
(Cost $185,045,672)		317,737,892

EXCHANGE TRADED FUNDS-2.1%
161,500	SPDR® S&P® Oil & Gas Exploration & Production ETF	6,954,190

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,847,868)		6,954,190

SHORT TERM INVESTMENTS-4.2%
	Mutual Funds-4.2%
14,220,447	Federated Government Obligations Fund 7-Day Yield 1.766% (at net asset value)	14,220,447

TOTAL SHORT TERM INVESTMENTS
(Cost $14,220,447)		14,220,447

TOTAL INVESTMENTS-100.0%
(Cost $205,113,987)		338,912,529
OTHER ASSETS AND LIABILITIES-NET(2)-0.0%(3)		129,414
NET ASSETS-100.0%		$339,041,943

Semi-Annual Report | June 30, 2018	7

Portfolio of Investments

WesMark Growth Fund	June 30, 2018 (Unaudited)

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2018 (Unaudited)	WesMark Balanced Fund

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	63.2%
CORPORATE BONDS	14.4%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	6.3%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	5.5%
TAXABLE MUNICIPAL BONDS	4.4%
U.S. GOVERNMENT AGENCY SECURITIES	3.0%
FIXED INCOME PORTFOLIO SUB-TOTAL	33.6%
SHORT TERM INVESTMENTS(2)	2.9%
OTHER ASSETS AND LIABILITIES - NET(3)	0.3%
TOTAL NET ASSETS	100.0%

At June 30, 2018, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	12.5%
Health Care	10.5%
Financials	10.4%
Industrials	7.7%
Energy	6.6%
Consumer Staples	5.0%
Consumer Discretionary	2.9%
Materials	2.2%
Real Estate	2.1%
Utilities	1.7%
Telecommunication Services	1.6%
Equity Portfolio Sub-Total	63.2%
U.S. Government Agencies (Combined)	14.8%
Corporate Bonds	14.4%
Taxable Municipal Bonds	4.4%
Fixed Income Portfolio Sub-Total	33.6%
Short Term Investments(2)	2.9%
Other Assets and Liabilities - Net(3)	0.3%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, including written options, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2018	9

Portfolio of Investments

WesMark Balanced Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-63.2%
CONSUMER DISCRETIONARY-2.9%
	Auto Parts & Equipment-1.0%
20,000	Magna International, Inc.	$1,162,600

	Automobile Manufacturers-0.8%
80,000	Ford Motor Co.	885,600

	Restaurants-1.1%
20,000	Restaurant Brands International, Inc.	1,206,000

TOTAL CONSUMER DISCRETIONARY		3,254,200

CONSUMER STAPLES-5.0%
	Household Products-0.9%
13,500	Procter & Gamble Co.	1,053,810

	Packaged Foods & Meats-1.2%
21,000	Kraft Heinz Co.	1,319,220

	Soft Drinks-2.4%
20,000	Coca-Cola Co.	877,200
16,000	PepsiCo, Inc.	1,741,920
		2,619,120
	Tobacco-0.5%
10,000	Altria Group, Inc.	567,900

TOTAL CONSUMER STAPLES		5,560,050

ENERGY-6.6%
	Integrated Oil & Gas-6.6%
28,100	Chevron Corp.	3,552,683
12,000	Exxon Mobil Corp.	992,760
7,650	Occidental Petroleum Corp.	640,152
35,000	TOTAL SA Sponsored ADR	2,119,600
		7,305,195
TOTAL ENERGY		7,305,195

FINANCIALS-10.4%
	Consumer Finance-2.2%
35,000	Discover Financial Services	2,464,350

	Diversified Banks-2.2%
7,500	JPMorgan Chase & Co.	781,500
34,000	US Bancorp	1,700,680
		2,482,180
Shares/Principal Amount		Value
	Insurance Brokers-1.6%
27,000	Arthur J Gallagher & Co.	$1,762,560

	Property & Casualty Insurance-1.5%
13,000	Chubb, Ltd.	1,651,260

	Regional Banks-2.9%
43,000	BB&T Corp.	2,168,920
8,000	PNC Financial Services Group, Inc.	1,080,800
		3,249,720
TOTAL FINANCIALS		11,610,070

HEALTH CARE-10.5%
	Biotechnology-3.7%
25,000	AbbVie, Inc.	2,316,250
9,500	Amgen, Inc.	1,753,605
		4,069,855
	Health Care Equipment-1.5%
20,000	Medtronic PLC	1,712,200

	Health Care Services-0.6%
10,000	CVS Health Corp.	643,500

	Pharmaceuticals-4.7%
30,000	Bristol-Myers Squibb Co.	1,660,200
25,000	Merck & Co., Inc.	1,517,500
60,000	Pfizer, Inc.	2,176,800
		5,354,500
TOTAL HEALTH CARE		11,780,055

INDUSTRIALS-7.7%
	Aerospace & Defense-3.9%
3,000	Boeing Co.	1,006,530
7,600	Lockheed Martin Corp.	2,245,268
9,000	United Technologies Corp.	1,125,270
		4,377,068
	Air Freight & Logistics-0.9%
10,000	United Parcel Service, Inc., Class B	1,062,300

	Airlines-0.9%
20,000	Delta Air Lines, Inc.	990,800

	Electrical Components & Equipment-1.2%
18,500	Eaton Corp. PLC	1,382,690

10	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Industrial Conglomerates-0.8%
6,000	Honeywell International, Inc.	$864,300

TOTAL INDUSTRIALS		8,677,158

INFORMATION TECHNOLOGY-12.5%
	Communications Equipment-1.9%
50,000	Cisco Systems, Inc.	2,151,500

	IT Consulting & Other Services-1.2%
23,000	Leidos Holdings, Inc.	1,357,000

	Semiconductors-4.1%
150,000	Cypress Semiconductor Corp.	2,337,000
20,000	Texas Instruments, Inc.	2,205,000
		4,542,000
	Technology Hardware, Storage & Peripherals-5.3%
26,000	Apple, Inc.	4,812,860
15,000	Western Digital Corp.	1,161,150
		5,974,010
TOTAL INFORMATION TECHNOLOGY		14,024,510

MATERIALS-2.2%
	Diversified Chemicals-2.2%
36,666	DowDuPont, Inc.	2,417,023

TOTAL MATERIALS		2,417,023

REAL ESTATE-2.1%
	Industrial REITS-0.8%
13,000	Prologis, Inc. REIT	853,970

	Specialized REITS-1.3%
18,500	CubeSmart REIT	596,070
7,800	Digital Realty Trust, Inc. REIT	870,324
		1,466,394
TOTAL REAL ESTATE		2,320,364

TELECOMMUNICATION SERVICES-1.6%
	Integrated Telecommunication Services-1.6%
25,000	AT&T, Inc.	802,750
20,000	Verizon Communications, Inc.	1,006,200
		1,808,950
TOTAL TELECOMMUNICATION SERVICES		1,808,950
Shares/Principal Amount		Value
UTILITIES-1.7%
	Electric Utilities-0.9%
13,025	Duke Energy Corp.	$1,030,017

	Multi-Utilities-0.8%
13,250	Dominion Energy, Inc.	903,385

TOTAL UTILITIES		1,933,402

TOTAL COMMON STOCKS
(Cost $51,539,134)		70,690,977

CORPORATE BONDS-14.4%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	980,747

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	974,525

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	830,634

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	979,141
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,016,399
		1,995,540
	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,010,361

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,033,765

Semi-Annual Report | June 30, 2018	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
	Life Sciences Tools & Services-0.4%
$500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	$491,644

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	491,815

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	490,145

	Pharmaceuticals-2.2%
1,000,000	Allergan Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	984,573
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	501,458
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	985,294
		2,471,325
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	725,187

	Regional Banks-2.2%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	485,033
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,003,543
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	973,116
		2,461,692
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	400,315
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	743,349
		1,143,664
TOTAL CORPORATE BONDS
(Cost $16,387,823)		16,101,044
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.3%
	Federal Home Loan Mortgage Corp.-3.2%
$723,786	Series 2015-4517, Class PC, 2.500%, 5/15/2044	$699,893
1,070,581	Series 2017-4665, Class JA, 4.000%, 12/15/2042	1,086,293
1,775,932	Series 2017-4694, Class DA, 3.500%, 6/15/2042	1,777,893
		3,564,079

	Federal National Mortgage Association-2.2%
756,694	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	775,918
306,122	Series 2012-100, Class NA, 2.000%, 11/25/2041, REMIC	294,487
516,151	Series 2012-54, Class WA, 3.000%, 4/25/2032, REMIC	510,234
508,571	Series 2013-72, Class HG, 3.000%, 4/25/2033, REMIC	505,447
380,748	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	365,726
		2,451,812

	Government National Mortgage Association-0.9%
448,460	Series 2012-84, Class TA, 2.500%, 3/20/2042	431,817
660,443	Series 2013-88, Class LV, 2.500%, 9/16/2026	647,387
		1,079,204

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,356,343)		7,095,095

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.5%
	Commercial Mortgage-Backed Securities-1.8%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,517,295
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	495,827
		2,013,122

12	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Federal Home Loan Mortgage Corp.-0.6%
$282,474	Pool G18527, 3.000%, 10/1/2029	$281,956
431,000	3.100%, 3/29/2023	429,265
		711,221
	Federal National Mortgage Association-1.4%
448,508	Pool AM3301, 2.350%, 5/1/2023	434,989
427,554	Pool MA1449, 3.000%, 5/1/2028	427,252
657,675	Pool AM6756, 3.570%, 10/1/2029	664,802
		1,527,043
	Small Business Administration Pools-1.7%
986,526	PRIME - 2.50%, 1/25/2042(1)	991,092
895,439	PRIME - 2.60%, 7/25/2042(1)	895,109
		1,886,201
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $6,213,152)		6,137,587

U.S. GOVERNMENT AGENCY SECURITIES-3.0%
	Federal Farm Credit Banks-2.6%
2,000,000	2.450%, 11/29/2023	1,939,588
1,000,000	2.350%, 9/11/2024	957,228
		2,896,816
	Federal Home Loan Banks-0.4%
450,000	5.250%, 6/10/2022	490,800

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,446,683)		3,387,616

TAXABLE MUNICIPAL BONDS-4.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	521,280

	Colorado-0.1%
150,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	149,493

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	316,206
Shares/Principal Amount		Value
$425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	$477,139
		793,345
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	202,000

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	289,370

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	656,113

	Pennsylvania-1.2%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	534,745
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	250,507
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	543,770
		1,329,022
	Virginia-0.4%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	521,265

Semi-Annual Report | June 30, 2018	13

Portfolio of Investments

WesMark Balanced Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
	Wisconsin-0.5%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$525,725

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,779,512)		4,987,613

SHORT TERM INVESTMENTS-2.9%
	Mutual Funds-2.9%
3,232,568	Federated Government Obligations Fund 7-Day Yield 1.766% (at net asset value)	3,232,568

TOTAL SHORT TERM INVESTMENTS
(Cost $3,232,568)		3,232,568

TOTAL INVESTMENTS-99.7%
(Cost $92,955,215)		111,632,500
OTHER ASSETS AND LIABILITIES-NET(2)-0.3%		374,588
NET ASSETS-100.0%		$112,007,088

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

PRIME - US Prime Rate as of June 30, 2018 was 5.00%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

14	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2018 (Unaudited)	WesMark Government Bond Fund

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	63.6%
TAXABLE MUNICIPAL BONDS	19.0%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	11.8%
U.S. TREASURY BONDS	4.4%
NON-TAXABLE MUNICIPAL BONDS	0.1%
FIXED INCOME PORTFOLIO SUB-TOTAL	98.9%
SHORT TERM INVESTMENTS(2)	0.8%
OTHER ASSETS AND LIABILITIES - NET(3)	0.3%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2018	15

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-63.6%
	Federal Home Loan Mortgage Corp.-22.1%
$1,761,679	Series 2012-276, Class 25, 2.500%, 9/15/2042	$1,666,344
1,254,201	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,211,472
563,286	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	550,858
2,666,601	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	2,605,868
4,164,098	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	3,940,753
2,619,479	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	2,523,510
2,412,817	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,305,339
1,653,180	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,563,382
1,368,516	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,289,229
1,262,806	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,250,405
531,449	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	516,327
863,737	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	854,166
1,341,347	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,304,079
513,581	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	484,923
1,948,407	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,880,796
3,730,626	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,670,960
1,703,556	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,606,472
898,606	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	879,983
4,747,591	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	4,526,640
3,896,958	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	3,901,452
1,644,485	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,642,452
4,123,834	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	4,127,418
Shares/Principal Amount		Value
$3,529,935	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	$3,622,254
4,048,683	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	4,124,990
		52,050,072

	Federal National Mortgage Association-30.3%
721,870	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	740,209
1,187,135	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,178,912
2,411,144	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	2,314,564
1,778,783	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,739,314
566,235	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	543,614
2,273,623	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	2,100,043
3,828,154	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,811,864
480,699	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	455,125
4,878,768	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	4,650,689
2,636,011	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,455,289
2,220,734	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	2,121,688
1,688,711	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,602,331
678,481	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	634,319
1,470,096	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,445,799
2,087,793	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,990,104
2,450,042	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,449,631
2,532,916	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,410,402
1,743,301	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,658,270
2,016,976	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	1,990,744
301,499	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	267,040

16	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$1,968,178	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	$1,989,345
867,967	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	838,351
793,214	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	770,969
519,167	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	488,757
3,349,952	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,281,016
3,522,825	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	3,421,169
1,582,969	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,503,157
4,464,774	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,372,170
3,690,989	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,506,473
2,713,251	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,727,339
2,326,683	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,294,267
4,818,487	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,778,298
4,894,008	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	4,825,974
		71,357,236

	Government National Mortgage Association-10.4%
4,138,081	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,496,777
588,763	Series 2011-11, Class PC, 2.000%, 4/20/2040	573,683
588,293	Series 2012-48, Class MA, 2.500%, 4/16/2042	566,921
672,746	Series 2012-50, Class ED, 2.250%, 8/20/2040	646,654
1,806,997	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,647,576
6,948,840	Series 2016-154, Class UP, 3.000%, 5/20/2045	6,864,237
1,312,782	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,292,044
3,024,355	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,989,447
Shares/Principal Amount		Value
$5,675,972	Series 2016-77, Class MB, 2.000%, 9/20/2045	$5,369,243
		24,446,582

	United States Small Business Administration - 0.8%
2,046,409	Series 2015-20D, Class 1, 2.510%, 4/1/2035	2,007,319

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $155,796,714)		149,861,209

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-11.8%
	Federal Home Loan Mortgage Corp.-0.5%
324,426	Pool C91349, 4.500%, 12/1/2030	339,671
835,808	Pool C91361, 4.000%, 3/1/2031	858,490
		1,198,161
	Federal National Mortgage Association-7.2%
3,092,629	Pool MA0641, 4.000%, 2/1/2031	3,178,117
1,326,323	Pool MA0695, 4.000%, 4/1/2031	1,362,979
804,330	Pool MA0756, 4.000%, 6/1/2031	826,585
2,208,407	Pool MA0818, 4.000%, 8/1/2031	2,285,612
2,601,349	Pool MA1459, 3.000%, 6/1/2033	2,587,643
3,057,881	Pool AL5169, 4.000%, 4/1/2034	3,153,384
2,412,040	Pool 995026, 6.000%, 9/1/2036	2,659,682
226,585	Pool AI7929, 4.000%, 8/1/2041	231,249
705,190	Pool AL6620, 4.500%, 8/1/2042	743,857
		17,029,108
	Government National Mortgage Association- 4.1%
2,642,026	Pool A09704, 3.000%, 10/20/2036	2,584,297
2,905,298	Pool A09713, 3.000%, 4/20/2037	2,841,797
2,760,560	Pool AY5131, 3.000%, 6/20/2037	2,700,219
487,355	Pool G24828, 4.500%, 10/20/2040	504,962
444,593	Pool 589693, 4.500%, 7/15/2029	466,138
380,131	Pool 781952, 6.000%, 7/15/2035	420,122
		9,517,535
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $28,417,731)		27,744,804

Semi-Annual Report | June 30, 2018	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
U.S. TREASURY BONDS-4.4%
	U.S. Treasury Bond-4.4%
$8,000,000	7.625%, 2/15/2025	$10,320,781

TOTAL U.S. TREASURY BONDS
(Cost $10,906,384)		10,320,781

TAXABLE MUNICIPAL BONDS-19.0%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	518,525

	Arizona-0.5%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,057,240

	California-1.1%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	670,480
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,175,890
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	732,620
		2,578,990
	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,063,440
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,104,390
		2,167,830
Shares/Principal Amount		Value
	Georgia-0.3%
$705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	$816,087

	Idaho-0.4%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	979,270

	Indiana-0.5%
770,000	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds, 3.100%, 1/15/2023	760,313
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	474,435
		1,234,748
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	461,673
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	390,560
		852,233
	Kentucky-0.8%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,616,113
315,000	City of Owensboro, General Obligation Bonds, 5.250%, 12/1/2025	329,411
		1,945,524
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	571,377
300,000	Series A, 5.700%, 12/1/2030	337,620
500,000	Series A, 5.750%, 12/1/2033	562,675
		1,471,672

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Maryland-0.2%
$465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	$451,803

	Michigan-0.7%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	581,956
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	954,630
		1,536,586
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	512,430

	Mississippi-0.1%
180,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	186,340

	New York-0.4%
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	489,715
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	534,291
		1,024,006
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,004,356

	Ohio-4.1%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,297,850
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,030,360
Shares/Principal Amount		Value
$500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	$542,905
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	553,315
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,072,544
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,498,298
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,073,467
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,080,040
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	559,155
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	936,072
		9,644,006
	Oregon-0.9%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	496,565
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	824,902
700,000	5.701%, 10/1/2030	815,353
		2,136,820
	Pennsylvania-2.8%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,141,950

Semi-Annual Report | June 30, 2018	19

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
$340,000	3.580%, 12/1/2027	$340,959
370,000	3.780%, 12/1/2029	371,073
285,000	3.880%, 12/1/2030	285,926
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,038,650
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	957,480
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	300,609
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,177,060
		6,613,707
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	402,870

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,088,530

	Texas-2.2%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	544,080
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	538,335
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,146,680
Shares/Principal Amount		Value
$545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	$580,921
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,304,311
		5,114,327
	Utah-0.1%
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	242,088

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	196,770
345,000	Series D, 5.000%, 6/1/2028	328,823
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	240,592
		766,185
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	415,251

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $44,739,299)		44,761,424

NON-TAXABLE MUNICIPAL BONDS-0.1%
	West Virginia-0.1%
140,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.250%, 10/1/2028	141,614

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $144,644)		141,614

20	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-0.8%
Mutual Funds-0.8%
1,957,427	Federated Government Obligations Fund 7-Day Yield 1.766% (at net asset value)	$1,957,427

TOTAL SHORT TERM INVESTMENTS
(Cost $1,957,427)	1,957,427

TOTAL INVESTMENTS-99.7%
(Cost $241,962,199)	234,787,259
OTHER ASSETS AND LIABILITIES-NET(1)-0.3%	710,236
NET ASSETS-100.0%	$235,497,495

(1)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	21

Portfolio of Investments Summary Table

WesMark West Virginia Municipal Bond Fund	June 30, 2018 (Unaudited)

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
MUNICIPAL BONDS	99.8%
OTHER ASSETS AND LIABILITIES - NET(2)	0.2%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	1.0%
1-3 Years	2.8%
3-5 Years	16.6%
5-10 Years	45.5%
10 Years or Greater	33.9%
Other Assets and Liabilities - Net(2)	0.2%
TOTAL	100.0%

S&P® Ratings of Municipal Bonds	Percentage of Total Net Assets(3)
AAA	12.8%
AA	30.1%
A	23.0%
Not rated by S&P	33.9%
Other Assets and Liabilities - Net(2)	0.2%
TOTAL PORTFOLIO VALUE	100.0%
Moody’s Ratings of Municipal Bonds	Percentage of Total Net Assets(3)
Aaa	4.4%
Aa	22.0%
A	33.9%
B	0.5%
Not rated by Moody's	39.0%
Other Assets and Liabilities - Net(3)	0.2%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities.

(3)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

22	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
MUNICIPAL BONDS-99.8%
	Alabama-0.8%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$987,381

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	543,385

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,261,282

	West Virginia-97.4%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,198,501
400,000	4.000%, 5/1/2024	414,936
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	296,277
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	200,666
100,000	Series B, 2.600%, 12/1/2023	100,414
100,000	Series B, 2.800%, 12/1/2024	100,329
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	370,481
450,000	Series C, 3.400%, 12/1/2034	444,965
345,000	Series D, 3.000%, 12/1/2024	354,125
585,000	Series D, 3.000%, 12/1/2025	596,314
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	414,812
Shares/Principal Amount		Value
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
$275,000	5.000%, 6/1/2027	$317,025
950,000	5.000%, 6/1/2028	1,090,828
655,000	5.000%, 6/1/2029	747,624
1,045,000	Series A, 3.500%, 10/1/2023	1,048,616
1,100,000	Series A, 3.650%, 10/1/2024	1,103,872
620,000	Series A, 5.300%, 3/1/2029	621,438
285,000	Series C, 3.500%, 10/1/2025	287,240
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,165,089
1,100,000	3.000%, 6/1/2026	1,123,452
965,000	3.000%, 6/1/2027	978,249
100,000	3.000%, 6/1/2030	99,009
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,264
205,000	3.750%, 6/1/2025	212,675
215,000	3.850%, 6/1/2026	223,097
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,005
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	600,224
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	188,473
190,000	Series A, 3.000%, 3/1/2026	192,468
620,000	Series A, 4.000%, 3/1/2029	656,902
405,000	Series A, 3.500%, 12/1/2030	412,302
260,000	Series B, 3.000%, 10/1/2028	261,596
310,000	Series B, 4.000%, 6/1/2031	326,318
135,000	Series E, 3.000%, 6/1/2023	133,538
135,000	Series E, 3.300%, 6/1/2025	133,190
125,000	Series E, 3.400%, 6/1/2026	122,614
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	329,170
275,000	4.000%, 7/1/2032	291,008

Semi-Annual Report | June 30, 2018	23

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
	City of Clarksburg, West Virginia, Water Revenue Bonds:
$600,000	Series A, 2.200%, 9/1/2019	$597,468
170,000	Series E, 3.000%, 6/1/2020	170,721
180,000	Series E, 3.000%, 6/1/2022	179,076
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	521,726
515,000	2.750%, 7/1/2023	516,458
500,000	4.000%, 7/1/2024	510,295
605,000	3.000%, 7/1/2025	606,295
575,000	3.100%, 7/1/2026	576,006
1,000,000	3.150%, 7/1/2027	1,000,480
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	301,542
300,000	3.000%, 11/1/2028	296,835
175,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	175,144
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,170
490,000	Series A, 3.500%, 9/1/2027, (AGM)	490,485
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	230,569
600,000	Series B, 4.000%, 12/1/2027	616,752
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	524,765
535,000	Series A, 3.000%, 6/1/2029	537,670
555,000	Series A, 3.000%, 6/1/2030	555,494
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	106,231
225,000	Series C, 3.400%, 11/1/2031	219,562
Shares/Principal Amount		Value
$380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	$379,160
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	782,137
765,000	Series A, 5.000%, 6/1/2024	864,534
1,400,000	Series B, 3.000%, 6/1/2024	1,414,406
1,000,000	Series B, 3.100%, 6/1/2025	1,009,990
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033(1)	1,446,640
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	336,821
380,000	Series A, 3.000%, 1/1/2031	351,777
1,660,000	Series A, 4.250%, 1/1/2035	1,717,801
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
80,000	Series A, 3.000%, 6/1/2020	80,121
135,000	Series A, 3.250%, 6/1/2023	135,061
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	313,380
250,000	Series A, 4.000%, 2/1/2023	261,085
450,000	Series A, 3.000%, 2/1/2025	456,593
750,000	Series A, 3.125%, 2/1/2026	760,875
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,397,096
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	203,810
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	999,100
1,000,000	Series A, 4.000%, 12/1/2029	1,063,880
1,210,000	Series A, 4.000%, 12/1/2030	1,281,777
1,000,000	Series A, 4.000%, 12/1/2031	1,053,280

24	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	$1,810,204
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	626,916
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,625,664
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	264,200
1,310,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,370,954
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	686,222
1,220,000	3.000%, 6/1/2023	1,273,875
795,000	3.000%, 6/1/2026	811,870
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
260,000	Series A, 5.375%, 7/1/2018, (AMBAC)	260,000
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,259,110
2,505,000	Series C, 5.375%, 7/1/2021	2,721,357
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	587,000
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	673,263
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,829,748
Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
$500,000	5.000%, 6/1/2022	$541,170
1,000,000	4.000%, 6/1/2023	1,049,900
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,318,208
755,000	Series B, 3.500%, 11/1/2026	777,937
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	921,905
860,000	4.750%, 6/1/2022	861,926
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,703,675
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,684,759
315,000	Series A, 3.375%, 6/1/2029	315,283
365,000	Series B, 3.375%, 10/1/2023	377,074
390,000	Series B, 3.500%, 10/1/2024	402,316
415,000	Series B, 3.625%, 10/1/2025	428,010
435,000	Series B, 3.750%, 10/1/2026	449,085
545,000	Series C, 3.000%, 6/1/2023	561,590
310,000	Series C, 3.500%, 6/1/2030	311,510
515,000	Series D, 5.000%, 6/1/2025	594,125
600,000	Series D, 3.250%, 6/1/2028	600,360
330,000	Series D, 3.375%, 6/1/2029	330,297
355,000	Series D, 3.500%, 6/1/2030	356,729
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	502,965
550,000	2.500%, 12/15/2022	550,803
200,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	200,628

Semi-Annual Report | June 30, 2018	25

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2018 (Unaudited)

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lottery Revenue Bonds:
$1,000,000	Series A, 3.750%, 6/15/2023	$1,038,950
305,000	Series A, 5.000%, 6/15/2028	324,160
1,000,000	Series A, 5.000%, 7/1/2032	1,160,920
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,581,165
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,983,359
225,000	Series A, 3.750%, 4/1/2019	228,713
10,000	Series A, 3.750%, 4/1/2019	10,170
395,000	Series A, 4.000%, 4/1/2020	410,543
10,000	Series A, 4.000%, 4/1/2020	10,404
485,000	Series A, 5.000%, 4/1/2026	512,902
360,000	Series B, 3.200%, 4/1/2024	369,205
375,000	Series B, 3.375%, 4/1/2025	385,837
385,000	Series B, 3.500%, 4/1/2026	396,442
400,000	Series B, 3.600%, 4/1/2027	411,576
290,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	290,905
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,043,410
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	588,803
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	336,160
1,340,000	Series A, 3.200%, 11/1/2023	1,376,140
215,000	Series A, 3.800%, 11/1/2024	221,736
500,000	Series A, 3.450%, 11/1/2033	500,000
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	510,595
700,000	Series A, 3.125%, 7/1/2026	713,860
Shares/Principal Amount		Value
$200,000	Series B, 3.000%, 7/1/2018	$200,000
370,000	Series B, 4.000%, 7/1/2023	383,808
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	575,190
515,000	Series A, 5.000%, 7/1/2026	582,068
535,000	Series A, 5.000%, 7/1/2027	602,790
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	299,643
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	486,350
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	510,540
840,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	856,195
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	316,783
340,000	Series A, 2.550%, 10/1/2021	308,665
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	555,135
345,000	Series B, 5.000%, 10/1/2025	375,643
750,000	Series B, 4.125%, 10/1/2031	780,592
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	560,510
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,946,333
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	484,329

26	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	$268,368
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,489,748
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	619,683
600,000	Series A-II, 3.250%, 11/1/2025	614,460
550,000	Series A-II, 5.000%, 11/1/2025	639,128
650,000	Series A-II, 5.000%, 11/1/2026	761,865
800,000	Series A-II, 3.000%, 11/1/2027	814,176
300,000	Series A-II, 3.125%, 11/1/2028	300,102
725,000	Series B-II, 4.000%, 11/1/2025	774,242
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	289,308
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	995,370
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	896,619
		111,252,410
TOTAL MUNICIPAL BONDS
(Cost $112,838,743)		114,044,458

TOTAL INVESTMENTS-99.8%
(Cost $112,838,743)		114,044,458
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		175,622
NET ASSETS-100.0%		$114,220,080

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,446,640 or 1.3% of net assets.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	27

Portfolio of Investments Summary Table

WesMark Tactical Opportunity Fund	June 30, 2018 (Unaudited)

At June 30, 2018, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS	97.5%
SHORT TERM INVESTMENTS(2)	2.6%
PURCHASED PUT OPTIONS	0.0%(5)
OTHER ASSETS AND LIABILITIES - NET(3)	-0.1%
TOTAL NET ASSETS	100.0%

At June 30, 2018, the Fund's Category composition(4) was as follows:

Category Composition	Percentage of Total Net Assets
Broad Domestic Fixed Income	27.3%
U.S. Sector Focused Equity	17.3%
International (ex. U.S.) Equity	16.3%
U.S. Broad Diversified Equity	14.6%
Commodities	8.8%
U.S. Value Company Focused Equity	7.0%
U.S. Small and Mid Cap Equity	4.3%
Alternative - Currency	1.2%
Alternatives	0.7%
Portfolio Sub-Total	97.5%
Short Term Investments(2)	2.6%
Purchased Put Options	0.0%(5)
Other Assets and Liabilities - Net(3)	-0.1%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a category classification by the Fund's advisor.
(5)	Amount represents less than 0.05% of net assets.

28	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Tactical Opportunity Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-97.5%
ALTERNATIVE - CURRENCY-1.2%
15,608	Invesco DB US Dollar Index Bullish Fund(1)	$389,264

TOTAL ALTERNATIVE - CURRENCY		389,264

ALTERNATIVES-0.7%
5,881	First Trust Exchange-Traded Fund III- First Trust Long/Short Equity ETF	229,124

TOTAL ALTERNATIVES		229,124

BROAD DOMESTIC FIXED INCOME-27.3%
4,028	Invesco Variable Rate Preferred ETF	100,096
86,235	iShares® Floating Rate Bond ETF	4,397,985
32,730	Vanguard® Short-Term Inflation- Protected Securities ETF	1,598,860
31,583	Vanguard® Total Bond Market ETF	2,501,058

TOTAL BROAD DOMESTIC FIXED INCOME		8,597,999

COMMODITIES-8.8%
84,355	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,557,193
10,107	SPDR® Gold Shares(1)(2)	1,199,196

TOTAL COMMODITIES		2,756,389

INTERNATIONAL (EX. U.S.) EQUITY-16.3%
21,447	iShares® Edge MSCI USA Quality Factor ETF	1,789,752

33,432	iShares® MSCI EAFE ETF(1)	2,238,941
25,590	iShares® MSCI Emerging Markets ETF(1)	1,108,815

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		5,137,508

U.S. BROAD DIVERSIFIED EQUITY-14.6%
13,568	SPDR® S&P 500® ETF Trust(1)	3,680,727
31,409	Wisdomtree® Cboe S&P 500® Putwrite Strategy Fund	924,367

TOTAL U.S. BROAD DIVERSIFIED EQUITY		4,605,094

Shares/Principal Amount		Value
U.S. SECTOR FOCUSED EQUITY-17.3%
6,762	Energy Select Sector SPDR® Fund(1)	$513,506
22,000	Financial Select Sector SPDR® Fund(1)	584,980
5,047	First Trust Dow Jones Internet Index Fund(2)	694,720
17,453	Health Care Select Sector SPDR® Fund	1,456,627
13,911	Industrial Select Sector SPDR® Fund(1)	996,445
3,066	iShares® U.S. Medical Devices ETF	615,193
9,584	SPDR® S&P® Regional Banking ETF(1)	584,624

TOTAL U.S. SECTOR FOCUSED EQUITY		5,446,095

U.S. SMALL AND MID CAP EQUITY-4.3%
8,249	iShares® Russell 2000® ETF (1)	1,350,939

TOTAL U.S. SMALL AND MID CAP EQUITY		1,350,939

U.S. VALUE COMPANY FOCUSED EQUITY-7.0%
29,745	Vanguard® Mega Cap Value ETF	2,213,325

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		2,213,325

TOTAL EXCHANGE TRADED FUNDS
(Cost $29,997,802)		30,725,737

PURCHASED PUT OPTIONS-0.0% (3)
	25 iShares® Russell 2000® ETF, Expires 8/17/2018, Exercise Price $154.00, Notional Value $409,425	3,375

TOTAL PURCHASED PUT OPTIONS
(Cost $3,389)		3,375

SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-2.6%
808,035	Federated Government Obligations Fund 7-Day Yield 1.766% (at net asset value)	808,035

TOTAL SHORT TERM INVESTMENTS
(Cost $808,035)		808,035

Semi-Annual Report | June 30, 2018	29

Portfolio of Investments

WesMark Tactical Opportunity Fund	June 30, 2018 (Unaudited)

Value
TOTAL INVESTMENTS-100.1%
(Cost $30,809,226)	$31,537,147
OTHER ASSETS AND LIABILITIES-NET(4)-(0.1)%	(40,155)
NET ASSETS-100.0%	$31,496,992

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2018.

(2)	Non-income producing security.

(3)	Amount represents less than 0.05% of net assets.
(4)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2018.

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2018 (Unaudited)	WesMark Tactical Opportunity Fund

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Energy Select Sector SPDR® Fund	$80.00	07/20/2018	27	$(1,687)	$205,038	$(567)
Financial Select Sector SPDR® Fund	$28.00	07/20/2018	85	(2,419)	226,015	(850)
Health Care Select Sector SPDR® Fund	$85.00	07/20/2018	65	(3,177)	542,490	(2,925)
Industrial Select Sector SPDR® Fund	$77.00	07/20/2018	55	(2,555)	393,965	(275)
Invesco DB US Dollar Index Bullish Fund	$25.00	09/21/2018	50	(1,123)	124,700	(1,600)
iShares® MSCI EAFE ETF	$71.00	07/20/2018	125	(2,808)	837,125	(250)
iShares® MSCI Emerging Markets ETF	$47.50	07/20/2018	100	(3,246)	433,300	(100)
iShares® Russell 2000® ETF	$166.00	07/20/2018	30	(4,874)	491,310	(3,630)
SPDR® Gold Shares	$126.00	07/20/2018	40	(3,659)	474,600	(200)
SPDR® S&P 500® ETF Trust	$276.00	07/20/2018	40	(7,418)	1,085,120	(4,640)
SPDR® S&P® Regional Banking ETF	$66.00	07/20/2018	35	(1,941)	213,500	(280)
				$(34,907)	$5,027,163	$(15,317)

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	31

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$102,522,918	$338,912,529	$111,632,500	$234,787,259	$114,044,458	$31,537,147
Cash	20,869	77,295	38,771	1,596	–	2,168

RECEIVABLE FOR:
Dividends and interest	67,172	141,899	381,872	1,156,056	998,722	39,061
Investments sold	3,763,968	–	5,027	–	–	–
Fund shares sold	3,531	16,961	1,560	58,705	31,361	50,000
Receivable due from Adviser	–	–	–	11	–	–
Prepaid expenses	6,096	18,278	11,404	15,924	7,626	9,810
Total Assets	106,384,554	339,166,962	112,071,134	236,019,551	115,082,167	31,638,186

LIABILITIES:

PAYABLE FOR:
Payable due to custodian	–	–	–	–	114,872	–
Written options, at value (Premiums received $-, $-, $-, $-, $- and $34,907)	–	–	–	–	–	15,317
Investments purchased	3,518,825	–	–	–	500,000	100,359
Fund shares redeemed	967	9,767	6,042	14,166	–	380
Income distribution payable	–	–	–	409,139	187,275	–
Investment advisory fees	22	49	7	–	5	10
Fund Accounting and Administration fees	10,943	19,318	15,968	32,339	24,529	6,746
Audit and Legal expenses	10,752	10,752	10,752	10,752	7,217	10,385
Shareholder services fee (Note 5)	22,339	74,841	23,997	49,405	23,754	5,970
Transfer agency expenses	4,903	9,540	6,111	5,441	3,403	1,512
Registration expenses	98	–	430	–	271	–
Printing and Postage expenses	137	158	141	143	169	32
Trustees' fees and expenses	67	79	83	68	77	69
Chief compliance officer fees	515	515	515	515	515	6
Other accrued liabilities and expenses	–	–	–	88	–	408
Total Liabilities	3,569,568	125,019	64,046	522,056	862,087	141,194
Net Assets	$102,814,986	$339,041,943	$112,007,088	$235,497,495	$114,220,080	$31,496,992

32	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
NET ASSETS CONSIST OF :

Paid-in capital	$59,072,841	$171,613,939	$88,620,054	$243,604,920	$113,089,793	$30,143,689
Accumulated undistributed net investment income (loss)	(172,937)	(53,688)	41,457	(173,961)	44	2,546
Accumulated net realized gain (loss) on investments and written options	11,413,792	33,683,150	4,668,292	(758,524)	(75,472)	603,246
Net unrealized appreciation (depreciation) on investments and written options	32,501,290	133,798,542	18,677,285	(7,174,940)	1,205,715	747,511
Net Assets	$102,814,986	$339,041,943	$112,007,088	$235,497,495	$114,220,080	$31,496,992

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,197,841	16,329,296	8,758,404	24,585,044	11,030,847	2,944,759
Net asset value, offering price & redemption price per share	$14.28	$20.76	$12.79	$9.58	$10.35	$10.70
Investments, at identified cost	$70,021,628	$205,113,987	$92,955,215	$241,962,199	$112,838,743	$30,809,226

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	33

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$399,781	$2,066,746	$1,091,408	$–	$–	$223,898
Interest	39,511	106,770	614,114	3,344,438	1,749,319	11,551
Total Investment Income	439,292	2,173,516	1,705,522	3,344,438	1,749,319	235,449
EXPENSES:
Investment adviser fee (Note 5)	382,421	1,292,414	428,033	716,944	341,169	110,845
Fund Accounting and Administration fees (Note 5)	51,822	103,562	58,936	98,583	67,931	34,789
Custodian fees (Note 5)	10,278	21,254	9,389	15,671	8,908	6,638
Transfer agent expenses (Note 5)	16,523	28,480	19,994	17,695	12,887	8,133
Trustees' fees and expenses (Note 8)	12,072	23,343	12,683	18,580	12,657	8,593
Auditing expenses	9,184	9,184	9,184	9,184	9,184	9,195
Chief compliance officer fees	2	2	2	2	2	6
Legal expenses	7,586	7,586	7,586	7,586	10,526	7,709
Shareholder services fee (Note 5)	127,474	430,805	142,678	298,727	142,154	36,949
Registration expenses	5,915	6,379	6,633	6,494	3,210	3,945
Printing and Postage expenses	2,610	2,636	2,624	2,614	2,641	2,496
Insurance premiums	2,230	7,921	2,628	5,768	2,706	514
Offering costs	–	–	–	–	–	7,255
Miscellaneous	1,925	6,378	2,141	4,997	2,370	19
Net Expenses	630,042	1,939,944	702,511	1,202,845	616,345	237,086
Net Investment Income (Loss)	(190,750)	233,572	1,003,011	2,141,593	1,132,974	(1,637)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	10,504,741	20,418,545	4,084,094	164,515	(75,472)	499,556
Net realized gain on written options	–	227,825	58,352	–	–	68,019
Net change in unrealized depreciation of investments	(7,594,930)	(7,446,393)	(6,453,054)	(4,744,326)	(1,926,346)	(410,596)
Net change in unrealized appreciation (depreciation) of written options	–	–	(437)	–	–	27,779
Net realized and unrealized gain (loss) on investments	2,909,811	13,199,977	(2,311,045)	(4,579,811)	(2,001,818)	184,758
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,719,061	$13,433,549	$(1,308,034)	$(2,438,218)	$(868,844)	$183,121
*Foreign tax withholding	$–	$31,997	$26,331	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(190,750)	$(325,865)	$233,572	$429,422
Net realized gain	10,504,741	9,413,297	20,646,370	36,207,421
Net change in unrealized appreciation (depreciation)	(7,594,930)	3,403,235	(7,446,393)	36,564,067
Net increase in net assets resulting from operations	2,719,061	12,490,667	13,433,549	73,200,910

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(287,260)	(452,847)
From net realized capital gains	–	(8,287,704)	–	(26,013,732)
Decrease in net assets from distributions to shareholders	–	(8,287,704)	(287,260)	(26,466,579)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,434,423	7,484,940	8,732,265	18,410,412
Shares issued in reinvestment of distributions	–	2,880,502	96,670	8,466,142
Cost of shares redeemed	(5,399,235)	(10,243,511)	(30,915,068)	(39,696,558)
Net increase (decrease) resulting from beneficial interest transactions	(964,812)	121,931	(22,086,133)	(12,820,004)
Net Increase (Decrease) in Net Assets	1,754,249	4,324,894	(8,939,844)	33,914,327

NET ASSETS:
Beginning of Period	101,060,737	96,735,843	347,981,787	314,067,460
End of Period*	$102,814,986	$101,060,737	$339,041,943	$347,981,787

*Including accumulated net investment income (loss) of:	$(172,937)	$17,813	$(53,688)	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	35

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,003,011	$1,915,186	$2,141,593	$5,425,174
Net realized gain (loss)	4,142,446	3,148,694	164,515	(1,497,428)
Net change in unrealized appreciation (depreciation)	(6,453,491)	6,558,033	(4,744,326)	(973,959)
Net increase (decrease) in net assets resulting from operations	(1,308,034)	11,621,913	(2,438,218)	2,953,787

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,005,557)	(1,868,202)	(2,459,581)	(4,728,307)
From net realized capital gains	–	(3,088,173)	–	–
Decrease in net assets from distributions to shareholders	(1,005,557)	(4,956,375)	(2,459,581)	(4,728,307)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,910,509	13,885,061	7,783,584	27,938,475
Shares issued in reinvestment of distributions	167,042	853,882	324,636	688,882
Cost of shares redeemed	(8,155,326)	(11,582,755)	(17,663,920)	(25,418,838)
Net increase (decrease) resulting from beneficial interest transactions	(2,077,775)	3,156,188	(9,555,700)	3,208,519
Net Increase (Decrease) in Net Assets	(4,391,366)	9,821,726	(14,453,499)	1,433,999

NET ASSETS:
Beginning of Period	116,398,454	106,576,728	249,950,994	248,516,995
End of Period*	$112,007,088	$116,398,454	$235,497,495	$249,950,994

*Including accumulated net investment income (loss) of:	$41,457	$44,003	$(173,961)	$144,027

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017(1)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$1,132,974	$2,342,414	$(1,637)	$78,220
Net realized gain (loss)	(75,472)	29,264	567,575	413,341
Long-term capital gain distributions from other investment companies	–	–	–	5,431
Net change in unrealized appreciation (depreciation)	(1,926,346)	2,019,029	(382,817)	1,130,328
Net increase (decrease) in net assets resulting from operations	(868,844)	4,390,707	183,121	1,627,320

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,132,930)	(2,342,653)	–	(107,991)
From net realized capital gains	–	(113,514)	–	(385,071)
Decrease in net assets from distributions to shareholders	(1,132,930)	(2,456,167)	–	(493,062)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,415,452	12,529,445	3,875,723	27,958,241
Shares issued in reinvestment of distributions	188,325	478,792	–	26,432
Cost of shares redeemed	(4,421,215)	(17,071,921)	(584,828)	(1,095,955)
Net increase (decrease) resulting from beneficial interest transactions	182,562	(4,063,684)	3,290,895	26,888,718
Net Increase (Decrease) in Net Assets	(1,819,212)	(2,129,144)	3,474,016	28,022,976

NET ASSETS:
Beginning of Period	116,039,292	118,168,436	28,022,976	–
End of Period*	$114,220,080	$116,039,292	$31,496,992	$28,022,976

*Including accumulated net investment income of:	$44	$–	$2,546	$4,183

(1)	The Wesmark Tactical Opportunity Fund commenced operations on March 1, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	37

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.90		$13.32	$12.58	$13.79	$13.75	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.04)	0.03	(0.06)	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		1.81	1.41	(0.32)	0.51	4.05
Total from Investment Operations	0.38		1.77	1.44	(0.38)	0.42	3.96

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		–	(0.04)	–	–	–
From Net Realized Gain on Investments	–		(1.19)	(0.66)	(0.83)	(0.38)	(0.21)
Total Distributions	–		(1.19)	(0.70)	(0.83)	(0.38)	(0.21)
Net Asset Value, End of Year	$14.28		$13.90	$13.32	$12.58	$13.79	$13.75

Total Return	2.73	%(1)	13.19%	11.42%	(2.87)%	3.08%	39.95%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.24	%(2)	1.24%	1.23%	1.22%	1.22%	1.24%
Net Investment Income/(Loss)	(0.37	)%(2)	(0.33)%	0.26%	(0.47)%	(0.66)%	(0.74)%
Net Assets Value End of Year (000 omitted)	$102,815		$101,061	$96,736	$92,255	$97,317	$92,566
Portfolio Turnover Rate	44	%(3)	49%	41%	45%	16%	15%

(1)	Total return not annualized for periods less than one full year.

(2)	Ratios for periods of less than a year are annualized.

(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$20.00		$17.37	$18.10	$19.12	$17.89	$13.64
Income (Loss) from Investment Operations:
Net Investment Income	0.02		0.03	0.07	0.09	0.08	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.76		4.19	0.03	(0.45)	1.82	4.66
Total from Investment Operations	0.78		4.22	0.10	(0.36)	1.90	4.73

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)		(0.03)	(0.07)	(0.09)	(0.08)	(0.07)
From Net Realized Gain on Investments	–		(1.56)	(0.76)	(0.57)	(0.59)	(0.41)
Total Distributions	(0.02)		(1.59)	(0.83)	(0.66)	(0.67)	(0.48)
Net Asset Value, End of Year	$20.76		$20.00	$17.37	$18.10	$19.12	$17.89

Total Return	3.89	%(1)	24.22%	0.51%	(1.94)%	10.66%	34.92%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.13	%(2)	1.13%	1.15%	1.14%	1.14%	1.15%
Net Investment Income	0.14	%(2)	0.13%	0.40%	0.43%	0.47%	0.42%
Net Assets Value End of Year (000 omitted)	$339,042		$347,982	$314,067	$333,729	$359,487	$341,781
Portfolio Turnover Rate	18	%(3)	37%	61%	21%	16%	19%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	39

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.05		$12.30	$11.65	$12.67	$12.09	$11.02
Income (Loss) from Investment Operations:
Net Investment Income	0.11		0.22	0.20	0.19	0.20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		1.09	0.92	(0.43)	0.70	1.30
Total from Investment Operations	(0.15)		1.31	1.12	(0.24)	0.90	1.49

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)		(0.21)	(0.21)	(0.20)	(0.19)	(0.20)
From Net Realized Gain on Investments	–		(0.35)	(0.26)	(0.58)	(0.13)	(0.22)
Total Distributions	(0.11)		(0.56)	(0.47)	(0.78)	(0.32)	(0.42)
Net Asset Value, End of Year	$12.79		$13.05	$12.30	$11.65	$12.67	$12.09

Total Return	(1.12	)%(1)	10.77%	9.68%	(1.94)%	7.50%	13.57%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23	%(2)	1.23%	1.23%	1.22%	1.22%	1.25%
Net Investment Income	1.76	%(2)	1.71%	1.69%	1.57%	1.57%	1.60%
Net Assets Value End of Year (000 omitted)	$112,007		$116,398	$106,577	$101,049	$102,402	$88,671
Portfolio Turnover Rate	17	%(3)	23%	49%	30%	18%	26%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

40	www.wesmarkfunds.com

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.77		$9.84	$9.94	$10.03	$9.78	$10.34
Income (Loss) from Investment Operations:
Net Investment Income	0.08		0.21	0.14	0.14	0.16	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.09)	(0.06)	(0.06)	0.27	(0.53)
Total from Investment Operations	(0.09)		0.12	0.08	0.08	0.43	(0.36)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.19)	(0.17)	(0.17)	(0.18)	(0.20)
From Net Realized Gain on Investments	–		–	(0.01)	–	0.00 (1)	–
Total Distributions	(0.10)		(0.19)	(0.18)	(0.17)	(0.18)	(0.20)
Net Asset Value, End of Year	$9.58		$9.77	$9.84	$9.94	$10.03	$9.78

Total Return	(0.94	)%(2)	1.20%	0.79%	0.81%	4.43%	(3.53)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.01	%(3)	1.00%	1.01%	1.00%	1.00%	1.01%
Net Investment Income	1.79	%(3)	2.19%	1.41%	1.51%	1.64%	1.72%
Net Assets Value End of Year (000 omitted)	$235,497		$249,951	$248,517	$258,097	$271,979	$266,537
Portfolio Turnover Rate	9	%(4)	26%	33%	13%	17%	26%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	41

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.54		$10.36	$10.57		$10.59	$10.16	$10.72
Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.21	0.21		0.23	0.25	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.19	(0.20)		(0.01)	0.44	(0.55)
Total from Investment Operations	(0.09)		0.40	0.01		0.22	0.69	(0.28)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.21)	(0.21)		(0.23)	(0.25)	(0.27)
From Net Realized Gain on Investments	–		(0.01)	(0.01)		(0.01)	(0.01)	(0.01)
Total Distributions	(0.10)		(0.22)	(0.22)		(0.24)	(0.26)	(0.28)
Net Asset Value, End of Year	$10.35		$10.54	$10.36		$10.57	$10.59	$10.16

Total Return	(0.83	)%(1)	3.90%	0.06%		2.14%	6.87%	(2.58)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.08	%(2)	1.08%	1.05%		0.96%	0.96%	0.97%
Net Investment Income	1.99	%(2)	2.01%	2.01%		2.19%	2.38%	2.64%
Expense Waiver/Reimbursement(3)	–		–	0.02	%(4)	0.10%	0.10%	0.10%
Net Assets Value End of Year (000 omitted)	$114,220		$116,039	$118,168		$118,456	$120,968	$110,705
Portfolio Turnover Rate	6	%(5)	7%	17%		15%	15%	15%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(4)	As of February 29, 2016, the waiver was voluntarily terminated by the Adviser.
(5)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

42	www.wesmarkfunds.com

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period	$10.62		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.00	)(2)	0.04
Net Realized and Unrealized Gain on Investments	0.08		0.80
Total from Investment Operations	0.08		0.84

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		(0.05)
From Net Realized Gain on Investments	–		(0.17)
Total Distributions	–		(0.22)
Net Asset Value, End of Period	$10.70		$10.62

Total Return	0.75	%(3)	8.33	%(3)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(4)	1.60	%(5)	1.75	%(5)
Net Investment Income/(Loss)(4)(6)	(0.01	)%(5)	0.50	%(5)
Expense Waiver/Reimbursement(7)	–		0.23	%(5)
Net Assets Value End of Period (000 omitted)	$31,497		$28,023
Portfolio Turnover Rate	54	%(8)	88%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.
(2)	Less than $0.005 per share.
(3)	Total return not annualized for periods less than one full year.
(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(5)	Ratios for periods of less than a year are annualized.
(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(8)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2018	43

Notes to Financial Statements

June 30, 2018 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days may be valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$95,896,321	$–	$–	$95,896,321
Exchange Traded Funds	2,054,118	–	–	2,054,118
Short Term Investments	4,572,479	–	–	4,572,479
Total	$102,522,918	$–	$–	$102,522,918

Semi-Annual Report | June 30, 2018	45

Notes to Financial Statements

June 30, 2018 (Unaudited)

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$317,737,892	$–	$–	$317,737,892
Exchange Traded Funds	6,954,190	–	–	6,954,190
Short Term Investments	14,220,447	–	–	14,220,447
Total	$338,912,529	$–	$–	$338,912,529

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,690,977	$–	$–	$70,690,977
Corporate Bonds	–	16,101,044	–	16,101,044
U.S. Government Agency - Collateralized Mortgage Obligations	–	7,095,095	–	7,095,095
U.S. Government Agency - Mortgage Backed Securities	–	6,137,587	–	6,137,587
U.S. Government Agency Securities	–	3,387,616	–	3,387,616
Taxable Municipal Bonds	–	4,987,613	–	4,987,613
Short Term Investments	3,232,568	–	–	3,232,568
Total	$73,923,545	$37,708,955	$–	$111,632,500

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$149,861,209	$–	$149,861,209
U.S. Government Agency - Mortgage Backed Securities	–	27,744,804	–	27,744,804
U.S. Treasury Bonds	–	10,320,781	–	10,320,781
Taxable Municipal Bonds	–	44,761,424	–	44,761,424
Non-Taxable Municipal Bonds	–	141,614	–	141,614
Short Term Investments	1,957,427	–	–	1,957,427
Total	$1,957,427	$232,829,832	$–	$234,787,259

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$114,044,458	$–	$114,044,458
Total	$–	$114,044,458	$–	$114,044,458

46	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$30,725,737	$–	$–	$30,725,737
Purchased Put Options	3,375	–	–	3,375
Short Term Investments	808,035	–	–	808,035
Total	$31,537,147	$–	$–	$31,537,147

Other Financial Instruments
Liabilities
Written Call Options	$(15,317)	$–	$–	$(15,317)
Total	$(15,317)	$–	$–	$(15,317)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2018. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year or period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Semi-Annual Report | June 30, 2018	47

Notes to Financial Statements

June 30, 2018 (Unaudited)

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. There were no restricted securities for the Funds as of June 30, 2018.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. As of June 30, 2018, all options held are exchange-traded and not subject to master netting arrangements.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

48	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; or

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2018:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased Options)	Investments in securities, at value	$3,375	N/A	N/A
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$15,317
Total		$3,375		$15,317

Semi-Annual Report | June 30, 2018	49

Notes to Financial Statements

June 30, 2018 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
WesMark Growth Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$227,825	$–
Total		$227,825	$–
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$58,352	$(437)
Total		$58,352	$(437)
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased options)	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$7,066	$2,524
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$68,019	$27,779
Total		$75,085	$30,303

3.  SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Small Company Growth Fund
Shares sold	310,216	537,857
Shares issued to shareholders in payment of distributions declared	–	204,291
Shares redeemed	(381,730)	(733,002)
Net increase/(decrease) resulting from share transactions	(71,514)	9,146
Common shares outstanding, end of period	7,197,841	7,269,355

50	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Growth Fund
Shares sold	421,215	937,579
Shares issued to shareholders in payment of distributions declared	4,625	421,162
Shares redeemed	(1,497,273)	(2,041,120)
Net decrease resulting from share transactions	(1,071,433)	(682,379)
Common shares outstanding, end of period	16,329,296	17,400,729

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Balanced Fund
Shares sold	454,690	1,086,448
Shares issued to shareholders in payment of distributions declared	12,907	65,914
Shares redeemed	(625,932)	(903,655)
Net increase/(decrease) resulting from share transactions	(158,335)	248,707
Common shares outstanding, end of period	8,758,404	8,916,739

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Government Bond Fund
Shares sold	809,791	2,838,982
Shares issued to shareholders in payment of distributions declared	33,828	69,877
Shares redeemed	(1,840,496)	(2,579,039)
Net increase/(decrease) resulting from share transactions	(996,877)	329,820
Common shares outstanding, end of period	24,585,044	25,581,921

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
West Virginia Municipal Bond Fund
Shares sold	424,523	1,195,010
Shares issued to shareholders in payment of distributions declared	18,172	45,608
Shares redeemed	(425,784)	(1,631,014)
Net increase/(decrease) resulting from share transactions	16,911	(390,396)
Common shares outstanding, end of period	11,030,847	11,013,936

Semi-Annual Report | June 30, 2018	51

Notes to Financial Statements

June 30, 2018 (Unaudited)

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017(1)
Tactical Opportunity Fund
Shares sold	361,381	2,739,537
Shares issued to shareholders in payment of distributions declared	–	2,484
Shares redeemed	(54,542)	(104,101)
Net increase resulting from share transactions	306,839	2,637,920
Common shares outstanding, end of period	2,944,759	2,637,920

(1)	The Wesmark Tactical Opportunity Fund commenced operations on March 1, 2017.

4.  FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to differences in the treatment of paydown adjustments, distribution differences, treatment of net operating losses, treatment of non-deductible expenses, and treatment of certain other investments. For the Funds’ most recent year or period ended December 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Small Company Growth Fund	$–	$343,678	$(343,678)
Growth Fund	$–	$–	$–
Balanced Fund	$–	$(35,433)	$35,433
Government Bond Fund	$–	$(690,644)	$690,644
West Virginia Municipal Bond Fund	$(213)	$239	$(26)
Tactical Opportunity Fund	$(35,924)	$33,954	$1,970

Net investment income (loss), net realized gains (losses), and total net assets were not affected by these reclassifications.

For federal income tax purposes, the following amounts apply as of June 30, 2018:

Fund Name	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$33,205,791	$(751,470)	$32,454,321	$70,068,597
Growth Fund	$135,406,262	$(1,607,720)	$133,798,542	$205,113,987
Balanced Fund	$19,864,653	$(1,187,368)	$18,677,285	$92,955,215
Government Bond Fund	$866,445	$(8,041,385)	$(7,174,940)	$241,962,199
West Virginia Municipal Bond Fund	$1,852,199	$(646,484)	$1,205,715	$112,838,743
Tactical Opportunity Fund	$1,089,639	$(399,634)	$690,005	$30,831,825

(a)	Includes appreciation/(depreciation) on written options.

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales and certain other investments.

52	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year or period ended December 31, 2017 was as follows:

	For Year or Period Ended December 31, 2017
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$1,232,708	$7,054,996	$8,287,704
Growth Fund	$–	$1,928,696	$24,537,883	$26,466,579
Balanced Fund	$–	$1,868,202	$3,088,173	$4,956,375
Government Bond Fund	$–	$4,728,307	$–	$4,728,307
West Virginia Municipal Bond Fund	$2,287,843	$54,785	$113,539	$2,456,167
Tactical Opportunity Fund	$–	$493,062	$–	$493,062

As of December 31, 2017, the Funds most recent year or period end, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed tax-exempt income	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Growth Fund	$–	$–	$1,103,970	$(168,728)	$40,087,842	$41,023,084
Growth Fund	$–	$1,130,433	$11,906,347	$–	$141,244,935	$154,281,715
Balanced Fund	$–	$15,283	$525,846	$28,720	$25,130,776	$25,700,625
Government Bond Fund	$–	$144,027	$(923,039)	$–	$(2,430,614)	$(3,209,626)
West Virginia Municipal Bond Fund	$–	$–	$–	$–	$3,132,061	$3,132,061
Tactical Opportunity Fund	$–	$55,940	$5,431	$(986)	$1,109,797	$1,170,182

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Capital losses deferred to next tax year were as follows:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$366,959	$324,289

The Funds elect to defer to the period ending December 31, 2017, capital losses recognized during the period November 1, 2017 to December 31, 2017 in the amount of:

Fund Name	Capital Losses
Small Company Growth Fund	$186,541
Government Bond Fund	$231,791

Semi-Annual Report | June 30, 2018	53

Notes to Financial Statements

June 30, 2018 (Unaudited)

5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until February 28, 2019 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Board.

For the six months ended June 30, 2018, the Adviser did not waive any fees due to expenses being under the limit.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds' Trustees previously adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan expired on August 31, 2007, and the Funds' Trustees did not approve its renewal. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco, an affiliate of the Adviser, is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Offering Costs – The Tactical Opportunity Fund will bear all expenses incurred in its business and operations, including all organization and initial offering costs (unless assumed by the Adviser), subject to the expense limitation plan. Costs incurred in connection with the offering and initial registration of the Tactical Opportunity Fund have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

54	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2018 (Unaudited)

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$42,532,585	$46,184,432
Growth Fund	58,930,601	89,311,040
Balanced Fund	18,405,946	19,474,368
Government Bond Fund	14,558,083	19,762,176
West Virginia Municipal Bond Fund	8,658,905	6,472,734
Tactical Opportunity Fund	19,320,299	15,085,837

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the year ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Balanced Fund	$579,435	$3,145,000
Government Bond Fund	7,848,306	9,061,877

7.  CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2018, 22% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.  COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

Semi-Annual Report | June 30, 2018	55

Shareholder Expense Example

 June 30, 2018 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,027.30	$6.23	1.24%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.65	$6.21	1.24%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,038.90	$5.71	1.13%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$988.80	$6.07	1.23%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.70	$6.16	1.23%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$990.60	$4.98	1.01%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$991.70	$5.33	1.08%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
WesMark Tactical Opportunity Fund
Actual Fund Return	$1,000.00	$1,007.50	$7.96	1.60%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

56	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2018 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2018 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board met telephonically prior to the meeting to discuss the materials received in connection with their consideration of the renewal of the investment advisory agreement.. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2018. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. The Trustees also considered the new resources that the Adviser recently added in investment research and compliance. The Board concluded it was satisfied with the functioning of the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any changes to these arrangements.

For the one year and three year periods ended March 31, 2018, the performance of the WesMark Balanced Fund was below the median of the relevant peer group. The WesMark West Virginia Municipal Bond Fund’s Performance for the one year period ended March 31, 2018 was above the median of the relevant peer group but for the three year period ended March 31, 2018 was below the median of the relevant peer group. The performance of the WesMark Small Company Growth Fund and the WesMark Growth Fund for the one year period ended March 31, 2018 was above the median of the relevant peer group but for the three year period ended March 31, 2018 was below the median of the relevant peer group. The performance of the WesMark Government Bond Fund for the one year period ending March 31, 2018 was below the median of the relevant peer group, but for the three year period ending March 31, 2018, the performance was above the median of the peer group. The performance of the WesMark Tactical Opportunity Fund for the one year period ended March 31, 2018 was above the median of the relevant peer group.

Semi-Annual Report | June 30, 2018	57

Board Review of Advisory Contract

June 30, 2018 (Unaudited)

The Board reviewed the performance of the Funds for the first quarter of 2018 and noted that the WesMark Growth Fund, WesMark Small Company Growth Fund, WesMark Government Bond Fund and WesMark Tactical Opportunity Fund were above the median of their respective peer groups for the quarter, while the WesMark Balanced Fund and the WesMark West Virginia Municipal Bond Fund were below the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund and the WesMark Growth Fund were above the median for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund and WesMark Tactical Opportunity Fund were below the median for the selected peer group. The report indicated that both the WesMark Balanced Fund and the WesMark Government Bond Fund were at the median for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had no experienced meaningful asset growth, other than the newly launched WesMark Tactical Opportunity Fund, over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser continues to make investments in investment management personnel and investment resources and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund- by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board also reviewed and discussed the quality of the material provided to the Board and the process by which the Board considered the renewal of the advisory agreement. The Board concluded that it was satisfied with the material provided by the Adviser and was satisfied with the process for considering renewal of the agreement.

58	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2018 (Unaudited)

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

Semi-Annual Report | June 30, 2018	59

Additional Information

June 30, 2018 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2017, 97.66% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2017, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	92.80%
Small Company Growth Fund	54.42%
Tactical Opportunity Fund	7.26%

For the year ended December 31, 2017, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	97.93%
Small Company Growth Fund	54.29%
Tactical Opportunity Fund	25.84%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, and West Virginia Municipal Bond Fund designated $7,054,996, $24,537,883, and $3,088,173, and $113,539, respectively as long-term capital gain dividends.

60	www.wesmarkfunds.com

Glossary of Terms

June 30, 2018 (Unaudited)

Investment Ratings:
Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Semi-Annual Report | June 30, 2018	61

WesMark Funds[SM]

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.
Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc., Distributor
WMK000466

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 5, 2018

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 5, 2018